Newbuildings (Details) (Newbuildings [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Newbuildings [Member]
Movement in Newbuildings [Roll Forward]
Opening balance	$ 1,247	$ 1,431
Additions	2,308	1,947
Capitalized interest and loan related costs	73	59
Re-classified as Drilling Units	(1,097)	(2,190)
Closing balance	$ 2,531	$ 1,247